Inventories	12 Months Ended
Dec. 31, 2016
Inventories [Abstract]
Inventories
Note 5 - Inventories

	December 31,
	2016	2015
	U.S. Dollars
Components	13,995	12,739
Work in process	5,180	6,453
Finished products *	8,380	10,386

	27,555	29,578

*          includes systems at customer locations not yet sold, as of December 31, 2016 and 2015, in the amount of $3,109 and $4,612 respectively.

Inventories are presented in:

	December 31,
	2016	2015
	U.S. Dollars
Current assets	25,448	27,599
Long-term assets (A)	2,107	1,979

	27,555	29,578

(A)          Long-term Inventory:

At December 31, 2016, $2,107 of the Company's inventory is classified in long-term assets based on Management’s estimate and the recent level of sales (at December 31, 2015- $1,979). This amount is comprised of spare parts (at December 31, 2015 - $1,326). The Company’s policy is to keep components to provide support and service to systems sold by it to its customers over the past years (usually the support is over a period of seven to ten years) until the Company announces it will not continue to support certain systems. Therefore, this inventory is usually consumed over longer periods than inventory held for sale, and as such the respective amount that is not expected to be consumed in the next year is classified as non-current. Management believes that this amount will be utilized according to its forecasted sales. Management believes no loss will be incurred on its disposition.

As of December 31, 2015, the remaining portion of long-term inventory consisted of Gryphon systems which in Management's estimation would not be sold during the following 12 months.

(B)          Inventory write-down

As of December 31, 2016, based on Management's decision to cease the marketing of the Gryphon systems, an obsolescence provision was recorded in the amount of $4,841, (2015 -$1,041) against inventory.

As of December 31, 2015, based on Management's estimates regarding future sales, a provision of $133 was recorded in the costs of products sold line item in the consolidated statement of operations against damaged, obsolete, excess and slow-moving inventory.

The provisions were recorded in the costs of products sold line item in the consolidated statement of operations. The provisions result in a new cost basis that is not subsequently marked up based on changes in underlying facts and circumstances.

As a result of the above mentioned, the total amount of the inventory write-down for the year ended December 31, 2016 is $4,841 (2015 - $1,174).